Restructuring Costs, Net - Summary of Activity in Accrued Restructuring Reserves (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 200	$ 1,400
Charges	$ 2,272	$ 5,823	9,012	14,200
Usage			(6,900)	(15,100)
Ending Balance	3,600	500	3,600	500
Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Charges			1,300
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			200	1,400
Charges			2,900	3,300
Usage			(800)	(4,200)
Ending Balance	$ 3,600	$ 500	3,600	500
Severance Costs [Member] | Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Charges			1,300
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Charges			700	300
Usage			(700)	(300)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges			5,400	10,600
Usage			$ (5,400)	$ (10,600)